Vessels (Details) $ in Thousands		1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
		Jan. 31, 2026 USD ($)	Sep. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) VLCC	Jul. 31, 2025 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2026		$ 1,083,891		$ 1,083,891			$ 1,083,891
At September 30, 2026			$ 1,545,687		$ 1,083,891		1,545,687
Repayment of existing debt vessels			0			$ 0	5,625	$ 11,382
Net cash proceeds of vessels			50,949			50,090	151,436	143,521
Gain on sale of vessels			34,163			15,688	94,157	52,943
Depreciation of office leases and other property, plant, and equipment							1,264
Depreciation and amortization			28,828			$ 25,969	82,227	79,379
Number of VLCCs contracted to be built | VLCC									4
Average price of four ships									$ 130,300
Payment of installments under newbuilding program							521,100
Capitalized borrowing costs							$ 15,700
Average interest rate							6.10%
Other directly attributable expenses							$ 7,000
Borrowing amount			498,716				498,716			$ 308,400
Hyundai Samho Heavy Industries Co., Ltd. [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Number of VLCCs contracted to be built | VLCC									2
Hanwha Ocean Co., Ltd. [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Number of VLCCs contracted to be built | VLCC									2
Payment of installments under newbuilding program			13,300
Capitalized borrowing costs			$ 100
Average interest rate			5.20%
Hanwha Ocean Co., Ltd. [Member] | Maximum [member]
Reconciliation of changes in property, plant and equipment [abstract]
Other directly attributable expenses			$ 100
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2026		1,812,535		1,812,535			1,812,535
Additions							388
Transferred from vessels under construction							543,809
Transferred from vessels upgrades							15,340
Transferred to asset held for sale							(48,016)
Retirement	[1]						(11,180)
At September 30, 2026			2,312,874		1,812,535		2,312,874
Depreciation and Amortization [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2026		(728,644)		(728,644)			(728,644)
Depreciation and amortization	[2]						80,963
Transferred to asset held for sale							(31,239)
Retirement	[1]						11,180
At September 30, 2026			(767,187)		(728,644)		(767,187)
DHT Europe and DHT China [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Selling price of Vessels					101,600
Net cash proceeds of vessels							95,000
Gain on sale of vessels				60,000
DHT Bauhinia [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Selling price of Vessels		51,500
Net cash proceeds of vessels			50,900
Gain on sale of vessels			34,200
DHT Lotus and DHT Peony [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Gain on sale of vessels								$ 52,900
Vessel Upgrades [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2026		348		348			348
Additions							17,546
Transferred from vessels upgrades							(15,340)
At September 30, 2026			2,555		348		2,555
Vessels under Construction [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At September 30, 2026	[3]		119,475				119,475
Vessels under Construction [Member] | Within the Next 12 Months {Member}
Reconciliation of changes in property, plant and equipment [abstract]
At September 30, 2026			26,550				26,550
Vessels under Construction [Member] | From One to Two Years [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At September 30, 2026			92,925				92,925
Vessels under Construction [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2026		$ 301,651		$ 301,651			301,651
Additions							255,536
Transferred from vessels under construction							(543,809)
At September 30, 2026			$ 13,379		$ 301,651		$ 13,379

[1]	Relates to completed depreciation of drydocking for DHT Amazon, DHT Lion, DHT Osprey, DHT Puma, DHT Panther, and DHT Harrier.
[2]	Relates solely to depreciation of vessels, drydocking, and EGCS. Depreciation of office leases and other property, plant, and equipment represents an additional $1,264 thousand, which combined with the depreciation of vessels, drydocking, and EGCS comprises $82,227 thousand in depreciation and amortization.
[3]	These are estimates only and are subject to change as construction progresses.